Share Capital and Public Offerings (Details) - Schedule of common share warrant activity	6 Months Ended
Jun. 30, 2022 USD ($) shares
Schedule of common share warrant activity [Abstract]
Balance on January 1, 2022	$ 5,409,746
Issuances	$ 4,334,616
Exercises (in Shares) | shares
Balance on June 30, 2022	$ 9,744,362